Equity (Tables)	6 Months Ended
Jun. 30, 2020
Equity [abstract]
Schedule of other comprehensive income components	Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	Million euros
	30-06-2020	31-12-2019 (*)
Other comprehensive income accumulated	(30,637)	(24,168)
Items not reclassified to profit or loss	(5,010)	(4,288)
Actuarial gains or losses on defined benefit pension plans	(4,756)	(4,764)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(6)	1
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(257)	514
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair valuewith changes in other comprehensive income (hedged item)	166	44
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(166)	(44)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	9	(39)
Items that may be reclassified to profit or loss	(25,627)	(19,880)
Hedge of net investments in foreign operations (effective portion)	(2,940)	(5,464)
Exchange differences	(25,450)	(16,701)
Hedging derivatives (effective portion)	846	300
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	2,465	2,321
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(548)	(336)

Schedule of changes in fair value of equity instruments that will not be reclassified
Below is a breakdown of the composition of the balance as of 30 June 2020 under “Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result depending on the geographical origin of the issuer”:

	Million euros
	30-06-2020				31-12-2019
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	20	(794)	(774)	141	21	(445)	(424)	184
International
Rest of Europe	62	(74)	(12)	308	68	(72)	(4)	379
United States	15	(3)	12	43	15	(3)	12	44
Latin America and rest	524	(7)	517	1,736	934	(4)	930	2,256
	621	(878)	(257)	2,228	1,038	(524)	514	2,863
Of which:
Listed	525	(42)	483	1,756	936	(14)	922	2,283
Unlisted	96	(836)	(740)	472	102	(510)	(408)	580

Schedule of other comprehensive income, that may be reclassified to profit or loss, by type of instrument and geographical origin of the issuer
Below is a breakdown of the composition of the balance as of 30 June 2020 and 31 December 2019 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	Million euros
	30-06-2020				31-12-2019
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Government and central banks debt instruments
Spain	862	—	862	23,167	947	(2)	945	32,413
Rest of Europe	792	(69)	723	17,993	664	(38)	626	19,052
Latin America and rest of the world	893	(119)	774	51,697	839	(121)	718	51,284
Private-sector debt instruments	156	(50)	106	27,475	81	(49)	32	20,096
	2,703	(238)	2,465	120,332	2,531	(210)	2,321	122,845